Schedule I Summary of Investments - Other than Investments in Related Parties	12 Months Ended
Dec. 31, 2011
Schedule I Summary of Investments - Other than Investments in Related Parties
Schedule I Summary of Investments - Other than Investments in Related Parties

Summary of Investments – Other than Investments in Related Parties

Schedule I

At December 31, 2011 (in millions)	Cost*	Fair Value	Amount at which shown in the Balance Sheet

Fixed maturities:
U.S. government and government sponsored entities	$13,165	$13,582	$13,582
Obligations of states, municipalities and political subdivisions	35,274	37,755	37,755
Non-U.S. governments	24,603	25,770	25,770
Public utilities	21,938	24,216	24,216
All other corporate debt securities	113,852	121,418	121,418
Mortgage-backed, asset-backed and collateralized	66,302	65,604	65,604

Total fixed maturity securities	275,134	288,345	288,345

Equity securities and mutual funds:
Common stocks:
Public utilities	4	5	5
Banks, trust and insurance companies	428	1,709	1,709
Industrial, miscellaneous and all other	1,375	1,832	1,832

Total common stocks	1,807	3,546	3,546
Preferred stocks	83	143	143
Mutual funds	55	60	60

Total equity securities and mutual funds	1,945	3,749	3,749

Mortgage and other loans receivable, net of allowance	19,489	20,600	19,489
Other invested assets	39,177	39,586	40,744
Short-term investments, at cost (approximates fair value)	22,572	22,572	22,572
Derivative assets	4,499	4,499	4,499

Total investments			$379,398

*
Original cost of equity securities and fixed maturities is reduced by other-than-temporary impairment charges, and, as to fixed maturity securities, reduced by repayments and adjusted for amortization of premiums or accretion of discounts.